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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               -------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Chia Yue Joo Lena
Title: Managing Director, Legal & Regulations
Phone: +65 6828 6968

Signature, Place, and Date of Signing:

/s/ Chia Yue Joo Lena   Singapore   November 14, 2008
---------------------   ---------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              8
Form 13F Information Table Entry Total:         8
Form 13F Information Table Value Total: 6,811,985
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
1     28-13089               Allamanda Investments Pte Ltd
2     28-13096               Baytree Investments (Mauritius) Pte Ltd
3     28-13099               Centaura Investments (Mauritius) Pte Ltd
4     28-13101               Clover Investments (Mauritius) Pte Ltd
5     28-13102               Fullerton Financial Holdings  Pte Ltd
6     28-13103               Fullerton Management Pte Ltd
7     28-13095               Seletar Investments Pte Ltd
8     28-13090               Temasek Capital (Private) Limited

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                           FORM 13F INFORMATION TABLE

                                                                                                               COLUMN 8
       COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4            COLUMN 5      COLUMN 6    COLUMN 7 -----------------------
----------------------- -------------- --------- --------- -------------------- -------------- --------     VOTING AUTHORITY
                                                   VALUE   SHRS OR PRN SH/ PUT/   INVESTMENT    OTHER   -----------------------
    NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)      AMT     PRN CALL   DISCRETION   MANAGERS     SOLE    SHARED NONE
----------------------- -------------- --------- --------- ----------- --- ---- -------------- -------- ----------- ------ ----
BLACKSTONE GROUP L P     COM UNIT LTD  09253U108     1,025      66,806  SH          DEFINED                  66,806
EQUINIX INC                 COM NEW    29444U502   298,678   4,300,000  SH          DEFINED               4,300,000
GLOBAL CROSSING LTD         SHS NEW    G3921A175   718,056  47,365,161  SH          DEFINED              47,365,161
ICICI BK LTD                  ADR      45104G104    85,459   3,633,482  SH          DEFINED    1, 5 & 6   3,633,482
MERRILL LYNCH & CO INC        COM      590188108 5,558,304 219,695,826  SH          DEFINED    3, 4 & 6 219,695,826
MYLAN INC                     COM      628530107    98,028   8,583,889  SH          DEFINED    2, 7 & 8   8,583,889
SPDR TR                   UNIT SER 1   78462F103    41,678     343,536  SH          DEFINED                 343,536
VICAL INC                     COM      925602104    10,757   4,980,079  SH          DEFINED        6      4,980,079